Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies

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From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally relating to personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. Currently, the Company is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited consolidated financial statements.

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Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable,
time and bareboat
charter contracts as of June 30, 2022, amount to $6,568,300 during the twelve months
ending June 30, 2023 and nil during the
twelve

months
ending June 30, 2024.